Condensed Financial Information of Registrant - Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 784	$ 641	$ 543
Investing Activities:
Net cash used in investing activities	(522)	(486)	(365)
Financing Activities:
Activity under stock plans	29	8	(10)
Net cash used in financing activities	(298)	(250)	(263)
Net decrease in cash and cash equivalents	(31)	(102)	(93)
Cash and cash equivalents at beginning of period	319	421	514
Cash and cash equivalents at end of period	288	319	421
Total Nielsen Stockholders' Equity
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(18)	(16)	(2)
Investing Activities:
Investment in subsidiaries		(2,078)
Intercompany loans and advances with subsidiaries	(1)	(6)	2
Net cash used in investing activities	(1)	(2,084)	2
Financing Activities:
Proceeds from the Issuance of debt		277
Issuance of common stock		1,810	2
Dividends received from subsidiary			9
Dividends paid to stockholders			(2)
Capital Contributions to Subsidiary	(14)
Activity under stock plans	34	10	(8)
Net cash used in financing activities	20	2,097	1
Net decrease in cash and cash equivalents	1	(3)	1
Cash and cash equivalents at beginning of period		3	2
Cash and cash equivalents at end of period	$ 1		$ 3